UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00750

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments.

Schedule of investments
Delaware Value® Fund	February 28, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.86%
Communication Services – 5.89%
AT&T	13,362,208	$415,831,913
Verizon Communications	7,319,533	416,627,818
		832,459,731
Consumer Discretionary – 6.10%
Dollar Tree †	4,146,358	399,418,666
Lowe’s	4,410,266	463,474,854
		862,893,520
Consumer Staples – 6.04%
Archer-Daniels-Midland	9,542,837	405,570,573
Mondelez International	9,517,960	448,866,994
		854,437,567
Energy – 11.25%
ConocoPhillips	5,935,484	402,722,589
Halliburton	12,580,799	386,104,721
Marathon Oil	24,680,400	409,694,640
Occidental Petroleum	5,931,022	392,337,105
		1,590,859,055
Financials – 15.23%
Allstate	4,484,782	423,273,725
American International Group	9,786,400	422,772,480
Bank of New York Mellon	8,367,274	439,114,539
BB&T	8,235,123	419,744,219
Marsh & McLennan	4,827,487	449,052,841
		2,153,957,804
Healthcare – 23.56%
Abbott Laboratories	5,984,200	464,493,604
Cardinal Health	7,952,744	432,152,109
Cigna	2,149,164	374,900,168
CVS Health	6,579,502	380,492,601
Johnson & Johnson	3,098,212	423,339,688
Merck & Co.	5,353,942	435,221,945
Pfizer	9,677,958	419,539,479
Quest Diagnostics	4,636,485	401,287,777
		3,331,427,371
Industrials – 9.38%
Northrop Grumman	1,475,962	427,969,942
Raytheon	2,331,134	434,756,491
Waste Management	4,572,499	462,965,524
		1,325,691,957

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Schedule of investments
Delaware Value® Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology – 12.36%
Broadcom	1,501,100	$413,342,896
Cisco Systems	8,667,647	448,724,085
Intel	8,615,229	456,262,528
Oracle	8,242,600	429,686,738
		1,748,016,247
Materials – 2.87%
DowDuPont	7,609,153	405,035,214
		405,035,214
Real Estate – 3.17%
Equity Residential	6,084,100	448,337,329
		448,337,329
Utilities – 3.01%
Edison International	7,115,800	426,165,262
		426,165,262
Total Common Stock (cost $10,399,396,481)		13,979,281,057

	Principal amount°
Short-Term Investments – 0.93%
Discount Note – 0.15%≠
Federal Home Loan Bank 2.232% 3/1/19	20,763,523	20,763,523
		20,763,523
Repurchase Agreements – 0.78%
Bank of America Merrill Lynch
2.54%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $13,396,766 (collateralized by US
government obligations 1.625%-2.375%
1/15/25-5/15/26; market value $13,663,744)	13,395,821	13,395,821
Bank of Montreal
2.40%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $36,840,964 (collateralized by US
government obligations 0.00%-4.25%
3/14/19-2/15/46; market value $37,575,278)	36,838,508	36,838,508
BNP Paribas
2.55%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $60,119,746 (collateralized by US
government obligations 0.00%-3.375%
2/27/20-8/15/48; market value $61,317,808)	60,115,488	60,115,488
		110,349,817
Total Short-Term Investments (cost $131,113,340)		131,113,340

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(Unaudited)

Total Value of Securities – 99.79%
(cost $10,530,509,821)	$14,110,394,397
Receivables and Other Assets Net of Liabilities – 0.21%	29,452,757
Net Assets Applicable to 658,283,039 Shares Outstanding – 100.00%	$14,139,847,154

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.

USD – US Dollar

See accompanying notes.

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Notes
Delaware Value® Fund	February 28, 2019 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Equity Funds II (Trust) - Delaware Value Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2019:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$13,979,281,057	$—	$13,979,281,057
Short-Term Investments	—	131,113,340	131,113,340
Total Value of Securities	$13,979,281,057	$131,113,340	$14,110,394,397

During the period ended Feb. 28, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Feb. 28, 2019, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2019, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: